OPPENHEIMER GLOBAL HIGH YIELD FUND

Supplement dated May 31, 2016 to the

Summary Prospectus, Statutory Prospectus,

and Statement of Additional Information, each dated September 28, 2015

This supplement amends the Summary Prospectus, Statutory Prospectus, and Statement of Additional Information of Oppenheimer Global High Yield Fund (the “Fund”), each dated September 28, 2015, and is in addition to any other supplements.

Effective immediately:

1. All references to Young-Sup Lee in each of the Summary Prospectus, Statutory Prospectus, and Statement of Additional Information are deleted.

May 31, 2016                                                                                                                                                        PS1350.008